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New England Life Insurance Company
One Financial Center, 21/st/ Floor
Boston, MA 02111

May 2, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: New England Variable Life Separate Account
    File Nos. 333-103193/811-03713
    Zenith Flexible Life 2001
    Rule 497(j) Certification

Members of the Commission:

On behalf of New England Life Insurance Company (the "Company") and New England Variable Life Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement and the Statement of Additional information (the "SAI"), each dated April 29, 2019, being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus Supplement and SAI for that product contained in Post-Effective Amendment
No. 19 for the Account filed with the Commission on April 25, 2019.

If you have any questions, please call the undersigned at (980) 949-5089.

Sincerely,

/s/ Michele H. Abate
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Michele H. Abate
Associate General Counsel